VANECK MORNINGSTAR SMID MOAT ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Automobiles & Components : 4.9%
Adient Plc * 38,851 $ 1,412,622
Aptiv Plc * 14,556 1,305,964
BorgWarner, Inc. 82,173 2,945,902
Gentex Corp. 94,546 3,087,872
Harley-Davidson, Inc. 43,910 1,617,644
Lear Corp. 10,763 1,519,843
11,889,847
Capital Goods : 9.5%
Allegion plc 28,356 3,592,422
Allison Transmission Holdings,
Inc. 27,476 1,597,729
Chart Industries, Inc. * 12,252 1,670,315
Dover Corp. 20,611 3,170,178
Fortive Corp. 41,228 3,035,618
Fortune Brands Innovations,
Inc. 22,986 1,750,154
Masco Corp. 50,303 3,369,295
Sensata Technologies Holding
Plc 39,192 1,472,443
WESCO International, Inc. 19,297 3,355,362
23,013,516
Commercial & Professional Services : 6.4%
Ceridian HCM Holding, Inc. * 22,469 1,508,119
Equifax, Inc. 14,186 3,508,056
Robert Half, Inc. 19,827 1,743,190
SS&C Technologies Holdings,
Inc. 52,784 3,225,630
Stericycle, Inc. * 30,310 1,502,164
TransUnion 42,632 2,929,245
TriNet Group, Inc. * 12,953 1,540,500
15,956,904
Consumer Discretionary Distribution &
Retail : 8.8%
Asbury Automotive Group,
Inc. * 13,651 3,071,065
AutoNation, Inc. * 11,020 1,654,984
Bath & Body Works, Inc. 39,195 1,691,656
Best Buy Co., Inc. 40,165 3,144,116
CarMax, Inc. * 40,374 3,098,301
eBay, Inc. 69,445 3,029,191
Lithia Motors, Inc. 10,604 3,491,685
Williams-Sonoma, Inc. 10,438 2,106,180
21,287,178
Consumer Durables & Apparel : 6.0%
Brunswick Corp. 37,081 3,587,587
Garmin Ltd. 13,957 1,794,033
Hasbro, Inc. 22,541 1,150,943
Mattel, Inc. * 78,579 1,483,572
Polaris, Inc. 13,632 1,291,905
Ralph Lauren Corp. 13,062 1,883,540
Tapestry, Inc. 93,872 3,455,428
14,647,008
Consumer Services : 4.9%
DoorDash, Inc. * 33,710 3,333,582
Expedia Group, Inc. * 24,626 3,737,982
Las Vegas Sands Corp. 33,260 1,636,725
Number
of Shares Value
Consumer Services (continued)
Wynn Resorts Ltd. 33,429 $ 3,045,716
11,754,005
Consumer Staples Distribution & Retail : 0.6%
The Kroger Co. 32,188 1,471,313
Underline
Energy : 2.5%
Equitrans Midstream Corp. 310,092 3,156,737
HF Sinclair Corp. 54,261 3,015,284
6,172,021
Financial Services : 13.5%
Block, Inc. * 21,924 1,695,821
Capital One Financial Corp. 27,577 3,615,896
Discover Financial Services 31,166 3,503,058
Evercore, Inc. 20,189 3,453,328
Global Payments, Inc. 24,323 3,089,021
Interactive Brokers Group, Inc. 34,629 2,870,744
LPL Financial Holdings, Inc. 6,871 1,563,977
MarketAxess Holdings, Inc. 12,057 3,530,892
SEI Investments Co. 49,498 3,145,598
The Bank of New York Mellon
Corp. 65,000 3,383,250
Western Union Co. 241,774 2,881,946
32,733,531
Food, Beverage & Tobacco : 2.5%
Boston Beer Co., Inc. * 8,278 2,860,794
Ingredion, Inc. 29,139 3,162,456
6,023,250
Health Care Equipment & Services : 4.7%
Align Technology, Inc. * 6,869 1,882,106
DaVita, Inc. * 15,235 1,596,019
Edwards Lifesciences Corp. * 21,445 1,635,181
Veeva Systems, Inc. * 15,477 2,979,632
Zimmer Biomet Holdings, Inc. 25,100 3,054,670
11,147,608
Materials : 7.1%
Celanese Corp. 11,552 1,794,834
Dow, Inc. 57,145 3,133,832
DuPont de Nemours, Inc. 41,184 3,168,285
Eastman Chemical Co. 36,707 3,297,023
LyondellBasell Industries NV 31,112 2,958,129
O-I Glass, Inc. * 178,954 2,931,267
17,283,370
Media & Entertainment : 6.9%
Electronic Arts, Inc. 12,410 1,697,812
Fox Corp. 98,271 2,915,701
Live Nation Entertainment,
Inc. * 35,613 3,333,377
Omnicom Group, Inc. 37,340 3,230,283
Pinterest, Inc. * 59,055 2,187,397
Roblox Corp. * 37,311 1,705,859
Warner Music Group Corp. 46,684 1,670,820
16,741,249
Pharmaceuticals, Biotechnology & Life
Sciences : 4.7%
Agilent Technologies, Inc. 12,765 1,774,718
Charles River Laboratories
International, Inc. * 14,522 3,433,002
Incyte Corp. * 23,590 1,481,216

VANECK MORNINGSTAR SMID MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Pharmaceuticals, Biotechnology & Life
Sciences (continued)
Ionis Pharmaceuticals, Inc. * 64,660 $ 3,271,149
IQVIA Holdings, Inc. * 6,909 1,598,604
11,558,689
Real Estate Management & Development :
0.7%
Jones Lang LaSalle, Inc. * 9,126 1,723,628
Underline
Semiconductors & Semiconductor
Equipment : 5.6%
Marvell Technology, Inc. 29,566 1,783,125
Microchip Technology, Inc. 19,202 1,731,636
NXP Semiconductors N.V. 7,232 1,661,046
ON Semiconductor Corp. * 20,304 1,695,993
Skyworks Solutions, Inc. 29,870 3,357,985
Teradyne, Inc. 31,980 3,470,470
13,700,255
Software & Services : 3.4%
Cognizant Technology
Solutions Corp. 42,533 3,212,517
DocuSign, Inc. * 31,479 1,871,427
Number
of Shares Value
Software & Services (continued)
Tyler Technologies, Inc. * 4,039 $ 1,688,787
Zoom Video Communications,
Inc. * 21,014 1,511,117
8,283,848
Technology Hardware & Equipment : 4.6%
Corning, Inc. 99,019 3,015,129
Littelfuse, Inc. 12,084 3,233,195
Vontier Corp. 49,689 1,716,755
Zebra Technologies Corp. * 12,311 3,364,966
11,330,045
Transportation : 0.8%
Lyft, Inc. * 122,090 1,830,129
Underline
Utilities : 1.8%
Evergy, Inc. 28,698 1,498,036
NiSource, Inc. 109,829 2,915,960
4,413,996
Total Common Stocks
(Cost: $230,041,743) 242,961,390
Total Investments: 99.9%
(Cost: $230,041,743) 242,961,390
Other assets less liabilities: 0.1% 162,100
NET ASSETS: 100.0% $ 243,123,490
* Non-income producing
Summary of Investments by Sector
% of
Investments Value
Consumer Discretionary 24.5% $ 59,578,038
Industrials 16.8 40,800,550
Information Technology 13.7 33,314,147
Financials 13.5 32,733,533
Health Care 9.4 22,706,297
Materials 7.1 17,283,369
Communication Services 6.9 16,741,249
Consumer Staples 3.1 7,494,563
Energy 2.5 6,172,020
Utilities 1.8 4,413,996
Real Estate 0.7 1,723,628
100.0% $ 242,961,390